Cover	Jul. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	333-273760
Entity Registrant Name	Blue Chip Capital Group, Inc.
Entity Central Index Key	0001932213
Entity Tax Identification Number	84-3870355
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	110 East 59th Street
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	324-3748
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false